Off-Balance Sheet Arrangements, Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
OFF-BALANCE SHEET ARRANGEMENTS, COMMITMENTS AND CONTINGENCIES
Future cash payments associated with contractual obligations (other than securities sold under agreements to repurchase)

	December 31, 2016
	1 year or less	More than 1 year but less than 3 years	3 years or more but less than 5 years	5 years or more	Total
	(Dollars in thousands)

Certificates and other time deposits	$863,876	$420,642	$80,931	$-	$1,365,449
Federal Home Loan Bank advances	100,865	50,096	-	-	150,961
Subordinated debentures and subordinated notes	3,783	3,593	10,647	80,108	98,131
Operating leases	2,299	3,460	2,336	3,728	11,823
Total	$970,823	$477,791	$93,914	$83,836	$1,626,364

Summary of noncancelable future operating lease commitments

A summary as of December 31, 2016, of the Company’s noncancelable future operating lease commitments is as follows (in thousands):

2017	$2,299
2018	1,859
2019	1,601
2020	1,237
2021	1,099
Thereafter	3,728
Total	$11,823

Summary of various financial instruments with off-balance sheet risk outstanding

	December 31, 2016
	1 year or less	More than 1 year but less than 3 years	3 years or more but less than 5 years	5 years or more	Total
	(Dollars in thousands)

Commitments to extend credit	$351,905	$194,919	$84,715	$58,852	$690,391
Standby and commercial letters of credit	8,164	2,116	163	800	11,243
Total	$360,069	$197,035	$84,878	$59,652	$701,634